UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund
Schedule of Investments
May 31, 2007

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

Commercial Paper (33.6%)

Finance--Auto (0.4%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.311%	6/27/2007	21,493	21,412
DaimlerChrysler Rev. Auto Conduit LLC 1	5.308%	7/27/2007	93,266	92,506

				113,918

Finance--Other (10.9%)
General Electric Capital Corp.	5.291%	7/17/2007	100,000	99,329
General Electric Capital Corp.	5.289%	7/24/2007	400,000	396,926
2 GovCo LLC	5.298%	7/17/2007	15,000	14,899
2 GovCo LLC	5.300%	7/18/2007	30,000	29,795
2 GovCo LLC	5.304%	7/23/2007	50,000	49,622
2 GovCo LLC	5.300%-5.305%	7/25/2007	35,000	34,725
2 GovCo LLC	5.310%	7/30/2007	12,000	11,897
2 GovCo LLC	5.310%	8/15/2007	17,250	17,062
2 GovCo LLC	5.321%	8/21/2007	30,350	29,991
2 GovCo LLC	5.316%	8/24/2007	50,000	49,388
2 Liberty Street Funding Corp.	5.282%	6/4/2007	25,000	24,989
2 Liberty Street Funding Corp.	5.283%	6/6/2007	12,500	12,491
2 Liberty Street Funding Corp.	5.299%	6/21/2007	72,000	71,789
2 Old Line Funding, LLC	5.294%	6/14/2007	54,000	53,898
2 Old Line Funding, LLC	5.299%	6/18/2007	184,841	184,380
2 Old Line Funding, LLC	5.293%	6/20/2007	29,883	29,800
2 Old Line Funding, LLC	5.294%	6/21/2007	103,438	103,136
2 Old Line Funding, LLC	5.295%	6/22/2007	25,500	25,422
2 Old Line Funding, LLC	5.308%	7/12/2007	137,584	136,758
2 Old Line Funding, LLC	5.301%	7/13/2007	122,762	122,009
2 Old Line Funding, LLC	5.303%	7/16/2007	11,898	11,820
2 Old Line Funding, LLC	5.298%	7/19/2007	45,000	44,685
2 Park Avenue Receivable Co., LLC	5.282%	6/4/2007	12,500	12,495
2 Park Avenue Receivable Co., LLC	5.282%	6/5/2007	50,208	50,179
2 Park Avenue Receivable Co., LLC	5.296%	6/6/2007	22,200	22,184
2 Park Avenue Receivable Co., LLC	5.283%	6/7/2007	45,223	45,183
2 Park Avenue Receivable Co., LLC	5.285%	6/12/2007	75,000	74,879
2 Park Avenue Receivable Co., LLC	5.294%	6/18/2007	100,000	99,751
2 Park Avenue Receivable Co., LLC	5.303%	6/27/2007	93,889	93,531
2 Park Avenue Receivable Co., LLC	5.310%	7/9/2007	75,435	75,015
2 Park Avenue Receivable Co., LLC	5.314%	7/13/2007	60,000	59,630
2 Variable Funding Capital Co., LLC	5.295%	6/1/2007	89,000	89,000
2 Variable Funding Capital Co., LLC	5.294%	6/20/2007	60,000	59,834
2 Variable Funding Capital Co., LLC	5.294%	7/19/2007	80,000	79,441
2 Windmill Funding Corp.	5.300%	6/1/2007	112,700	112,700
2 Windmill Funding Corp.	5.282%	6/5/2007	80,000	79,953
2 Windmill Funding Corp.	5.290%	6/15/2007	139,260	138,975
2 Windmill Funding Corp.	5.292%	6/18/2007	27,000	26,933
2 Windmill Funding Corp.	5.293%	6/20/2007	30,000	29,917
2 Windmill Funding Corp.	5.294%	6/21/2007	44,900	44,769
2 Windmill Funding Corp.	5.300%	6/25/2007	104,000	103,634
2 Windmill Funding Corp.	5.314%	7/13/2007	55,000	54,661
2 Windmill Funding Corp.	5.297%	7/16/2007	25,000	24,836
2 Yorktown Capital LLC	5.290%	6/15/2007	140,000	139,714

				3,072,025

Foreign Banks (20.0%)
2 Australia & New Zealand Banking Group, Ltd.	5.292%	7/10/2007	23,000	22,869
2 Australia&New Zealand Banking Group, Ltd.	5.299%	7/18/2007	50,000	49,658
CBA (Delaware) Finance Inc.	5.288%-5.293%	6/4/2007	200,000	199,913
CBA (Delaware) Finance Inc.	5.280%	6/12/2007	41,205	41,139
CBA (Delaware) Finance Inc.	5.280%-5.291%	6/15/2007	143,600	143,307
CBA (Delaware) Finance Inc.	5.280%	6/18/2007	112,000	111,722
CBA (Delaware) Finance Inc.	5.300%	6/29/2007	100,000	99,589
CBA (Delaware) Finance Inc.	5.293%	7/23/2007	202,800	201,263
2 Danske Corp.	5.273%	6/1/2007	33,360	33,360
2 Danske Corp.	5.285%	6/4/2007	100,000	99,956
2 Danske Corp.	5.289%	6/27/2007	200,000	199,247
2 Danske Corp.	5.294%	7/17/2007	180,000	178,798
Dexia Delaware LLC	5.300%	7/17/2007	218,600	217,139
Dexia Delaware LLC	5.305%	7/18/2007	50,000	49,658
Dexia Delaware LLC	5.295%	7/24/2007	150,000	148,846
HBOS Treasury Services PLC	5.290%	6/1/2007	75,000	75,000
HBOS Treasury Services PLC	5.288%	6/14/2007	12,000	11,977
HBOS Treasury Services PLC	5.296%	6/15/2007	90,000	89,817
HBOS Treasury Services PLC	5.298%	6/18/2007	200,000	199,506
HBOS Treasury Services PLC	5.299%	6/22/2007	46,962	46,818
HBOS Treasury Services PLC	5.305%	7/2/2007	199,000	198,103
HBOS Treasury Services PLC	5.301%	7/26/2007	45,000	44,640
HBOS Treasury Services PLC	5.301%	7/27/2007	40,000	39,675
ING (U.S.) Funding LLC	5.296%	6/15/2007	50,000	49,898
ING (U.S.) Funding LLC	5.295%	6/21/2007	30,300	30,212
2 National Australia Funding (Delaware)	5.291%	6/1/2007	380,000	380,000
2 National Australia Funding (Delaware)	5.284%	6/7/2007	85,710	85,635
Nordea North America Inc.	5.294%	7/3/2007	122,000	121,433
Nordea North America Inc.	5.303%	7/13/2007	115,000	114,298
Nordea North America Inc.	5.298%	7/27/2007	84,252	83,567
Rabobank USA Financial Corp.	5.275%	6/4/2007	222,310	222,213
Rabobank USA Financial Corp.	5.291%	6/8/2007	16,671	16,654
Royal Bank of Scotland PLC	5.281%	6/1/2007	225,000	225,000
Santander Central Hispano Finance (Delaware) Inc.	5.296%	7/10/2007	82,225	81,756
Societe Generale N.A. Inc.	5.311%	6/1/2007	240,000	240,000
Societe Generale N.A. Inc.	5.303%	6/19/2007	15,800	15,759
Societe Generale N.A. Inc.	5.289%	6/27/2007	85,000	84,678
Svenska Handelsbanken, Inc.	5.300%	6/22/2007	37,000	36,887
Svenska Handelsbanken, Inc.	5.302%	7/23/2007	47,000	46,645
Svenska Handelsbanken, Inc.	5.301%	8/1/2007	50,000	49,557
UBS Finance (Delaware), LLC	5.291%	6/1/2007	15,500	15,500
UBS Finance (Delaware), LLC	5.299%	6/5/2007	17,100	17,090
UBS Finance (Delaware), LLC	5.300%	6/6/2007	19,850	19,836
UBS Finance (Delaware), LLC	5.301%	6/8/2007	12,900	12,887
UBS Finance (Delaware), LLC	5.293%	7/16/2007	225,000	223,525
UBS Finance (Delaware), LLC	5.300%	7/24/2007	145,000	143,883
UBS Finance (Delaware), LLC	5.301%	7/25/2007	66,825	66,300
UBS Finance (Delaware), LLC	5.301%	8/1/2007	200,000	198,228
2 Westpac Banking Corp.	5.305%	7/2/2007	54,000	53,757
2 Westpac Banking Corp.	5.297%	7/17/2007	47,600	47,280
2 Westpac Banking Corp.	5.300%	7/26/2007	248,500	246,514
2 Westpac Banking Corp.	5.301%	8/1/2007	150,000	148,671
2 Westpac Banking Corp.	5.301%	8/3/2007	52,100	51,621

				5,631,284

Foreign Finance Other (0.2%)
2 KFW International Finance Inc.	5.301%	6/1/2007	38,009	38,009
2 KFW International Finance Inc.	5.280%	6/27/2007	30,000	29,887

				67,896

Foreign Industrial (2.0%)
2 Nestle Capital Corp.	5.290%	8/9/2007	12,000	11,880
2 Procter&Gamble International Funding SCA	5.298%	7/26/2007	18,575	18,426
2 Procter&Gamble International Funding SCA	5.302%	7/31/2007	25,000	24,781
2 Total Capital	5.331%	6/1/2007	508,000	508,000

				563,087

Insurance (0.1%)
Metlife Funding Inc.	5.289%	7/25/2007	19,000	18,851

Total Commercial Paper
(Cost $9,467,061)				9,467,061

Certificates of Deposit (28.0%)

Certificates of Deposit--U.S. Banks (0.9%)
Branch Banking&Trust Co.	5.290%	6/1/2007	48,000	48,000
Citibank, N.A.	5.285%	6/8/2007	56,000	55,999
Citibank, N.A.	5.295%	6/28/2007	135,000	135,000

				238,999

Yankee Certificates of Deposit--U.S. Branches (27.1%)
Abbey National Treasury Services PLC (Stamford Branch)	5.290%	7/16/2007	350,000	350,000
Abbey National Treasury Services PLC (Stamford Branch)	5.300%	8/1/2007	50,000	49,999
BNP Paribas (New York Branch)	5.270%	6/6/2007	450,000	450,000
BNP Paribas (New York Branch)	5.290%	6/28/2007	150,000	150,000
Bank of Montreal (Chicago Branch)	5.290%	6/8/2007	300,000	300,000
Bank of Montreal (Chicago Branch)	5.290%	7/23/2007	50,000	50,000
Bank of Nova Scotia (Portland Branch)	5.280%	6/11/2007	180,000	180,000
Bank of Nova Scotia (Portland Branch)	5.290%	7/16/2007	100,000	100,000
Bank of Nova Scotia (Portland Branch)	5.290%	7/16/2007	100,000	100,000
Barclays Bank PLC (New York Branch)	5.290%	6/1/2007	280,000	280,000
Barclays Bank PLC (New York Branch)	5.295%	6/4/2007	130,000	130,000
Barclays Bank PLC (New York Branch)	5.300%	6/5/2007	140,000	140,000
Barclays Bank PLC (New York Branch)	5.300%	7/18/2007	120,000	120,000
Barclays Bank PLC (New York Branch)	5.310%	7/26/2007	100,000	100,000
Barclays Bank PLC (New York Branch)	5.310%	8/16/2007	100,000	100,000
Canadian Imperial Bank of Commerce (New York Branch)	5.417%	6/4/2007	50,000	49,999
Canadian Imperial Bank of Commerce (New York Branch)	5.290%	6/29/2007	200,000	200,000
Credit Suisse (New York Branch)	5.285%	6/7/2007	75,000	75,000
Credit Suisse (New York Branch)	5.300%	6/12/2007	75,000	75,000
Credit Suisse (New York Branch)	5.290%	6/25/2007	140,000	140,000
Credit Suisse (New York Branch)	5.290%	6/26/2007	105,000	105,000
Credit Suisse (New York Branch)	5.295%	6/29/2007	60,000	60,000
Credit Suisse (New York Branch)	5.295%	6/29/2007	200,000	200,000
Deutsche Bank AG (New York Branch)	5.280%	6/11/2007	250,000	250,000
Deutsche Bank AG (New York Branch)	5.300%	7/17/2007	140,000	140,000
Fortis Bank NV-SA (New York Branch)	5.290%	6/1/2007	39,000	39,000
Fortis Bank NV-SA (New York Branch)	5.280%	6/11/2007	100,000	100,000
Fortis Bank NV-SA (New York Branch)	5.290%	6/29/2007	60,000	60,000
Fortis Bank NV-SA (New York Branch)	5.300%	7/16/2007	140,000	140,000
HSH Nordbank AG (New York Branch)	5.300%	7/17/2007	47,000	47,000
Lloyds TSB Bank PLC (New York Branch)	5.270%	6/1/2007	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	7/5/2007	60,000	60,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	7/23/2007	200,000	200,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	7/23/2007	115,000	115,000
Rabobank Nederland (New York Branch)	5.275%	6/4/2007	150,000	150,000
Rabobank Nederland (New York Branch)	5.285%	6/4/2007	36,000	36,000
Rabobank Nederland (New York Branch)	5.280%	6/18/2007	300,000	300,000
Rabobank Nederland (New York Branch)	5.280%	6/25/2007	325,000	325,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	7/23/2007	240,000	240,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	7/23/2007	250,000	250,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	7/25/2007	250,000	250,000
Svenska Handelsbanken, AB (New York Branch)	5.280%	6/11/2007	375,000	375,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	7/19/2007	200,000	200,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	7/27/2007	200,000	200,000
Toronto Dominion (New York Branch)	5.440%	6/4/2007	50,000	49,999
UBS AG (Stamford Branch)	5.295%	6/11/2007	110,000	110,000
UBS AG (Stamford Branch)	5.305%	7/11/2007	47,400	47,400
UBS AG (Stamford Branch)	5.295%	7/17/2007	240,000	240,000
Westpac Banking Corp. (New York Branch)	5.290%	6/1/2007	50,000	50,000

				7,629,397

Total Certificates of Deposit
(Cost $7,868,396)				7,868,396

Eurodollar Certificates of Deposit (10.0%)

ABN-AMRO Bank NV	5.300%	8/3/2007	225,000	225,000
Australia&New Zealand Banking Group	5.300%	7/19/2007	250,000	250,000
Bank of Nova Scotia	5.295%	6/26/2007	120,000	120,000
Deutsche Bank AG	5.310%	7/5/2007	55,000	54,995
HBOS Treasury Services PLC	5.290%	6/13/2007	100,000	100,000
HBOS Treasury Services PLC	5.310%	7/19/2007	180,000	180,000
ING Bank N.V.	5.290%	6/1/2007	105,000	105,000
ING Bank N.V.	5.315%	6/1/2007	100,000	100,000
ING Bank N.V.	5.310%	7/12/2007	275,000	275,000
ING Bank N.V.	5.300%	7/23/2007	75,000	75,000
ING Bank N.V.	5.300%	7/23/2007	190,000	190,000
Landesbank Hessen-Thueringen	5.300%	7/20/2007	100,000	100,000
Lloyds TSB Bank PLC	5.280%	6/7/2007	550,000	550,000
Societe Generale	5.290%	6/1/2007	50,000	50,000
Societe Generale	5.300%	6/12/2007	440,000	440,000

Total Eurodollar Certificates of Deposit
(Cost $2,814,995)				2,814,995

Other Notes (1.4%)

Bank of America, N.A.	5.310%	8/20/2007	200,000	200,000
Bank of America, N.A.	5.325%	8/30/2007	200,000	200,000

Total Other Notes
(Cost $400,000)				400,000

Repurchase Agreements (27.3%)

Banc of America Securities, LLC
(Dated 5/31/2007, Repurchase Value $ 1,647,242,000,
collateralized by Federal Farm Credit Bank 4.500%-4.800%, 1/22/2015-10/19/2015,
Federal Farm Credit Bank Discount Note, 2/1/2008-2/22/2008, Federal Home Loan Bank
3.625%-5.500%, 7/18/2007-12/11/2020, Federal Home Loan Bank Discount Note, 6/15/2007-
11/16/2007, Federal Home Loan Mortgage Corp. 3.625%-6.750%, 9/15/2008-9/15/2029,
Federal Home Loan Mortgage Corp. Discount Note, 12/7/2007, and Federal National
Mortgage Assn. Discount Note, 2/1/2008-3/28/2008)	5.300%	6/1/2007	1,647,000	1,647,000
Barclays Capital Inc.
(Dated 5/31/2007, Repurchase Value $ 852,125,000,
collateralized by Federal Farm Credit Bank 3.375%-5.125%, 7/15/2008-12/16/2015,
Federal Home Loan Bank 5.000%-5.375%, 9/18/2009-12/11/2020, Federal Home Loan
Bank Discount Note, 7/30/2007, Federal Home Loan Mortgage Corp. 5.750%, 1/15/2012,
Federal Home Loan Mortgage Corp. Discount Note, 6/7/2007-10/22/2007, Federal
National Mortgage Assn. 4.250%-6.125%, 8/3/2007-3/15/2012, and Federal National
Mortgage Assn. Discount Note,10/17/2007-11/28/2007)	5.300%	6/1/2007	852,000	852,000
BNP Paribas Securities Corp.
(Dated 5/31/2007, Repurchase Value $ 413,061,000,
collateralized by Federal Farm Credit Bank 4.125%-9.550%, 10/10/2008-9/1/2015,
Federal Home Loan Bank 2.625%-5.750%, 6/8/2007-3/14/2036, Federal Home Loan
Bank Discount Note, 7/13/2007, Federal Home Loan Mortgage Corp. 3.875%-8.250%,
6/15/2008-6/1/2026, Federal Home Loan Mortgage Corp. Discount Note,
7/27/2007-2/4/2008, and Federal National Mortgage Assn. 4.125%-6.160%,
9/15/2007-3/15/2016)	5.300%	6/1/2007	413,000	413,000
Citigroup Global Markets, Inc.
(Dated 5/31/2007, Repurchase Value $ 723,207,000,
collateralized by Federal Home Loan Bank 3.375%-5.250%, 1/18/2008-8/15/2019,
Federal Home Loan Bank Discount Note, 6/15/2007-6/20/2007, Federal Home Loan
Mortgage Corp. 5.250%-6.875%, 9/15/2010-4/18/2016, Federal Home Loan Mortgage
Corp. Discount Note, 7/6/2007-8/13/2007, and Federal National Mortgage Assn. 5.000%-
5.250%, 2/16/2012-2/13/2017)	5.300%	6/1/2007	723,101	723,101
Deutsche Bank Securities, Inc.
(Dated 5/31/2007, Repurchase Value $ 1,976,291,000,
collateralized by Federal Farm Credit Bank 5.400%-6.750%, 4/13/2026-6/6/2031,
Federal Home Loan Bank 4.250%-5.625%, 4/25/2008-3/14/2036, Federal Home Loan
Bank Discount Note, 7/5/2007-11/23/2007, Federal Home Loan Mortgage Corp. 4.125%-
6.875%, 3/15/2009-7/15/2032, Federal Home Loan Mortgage Corp. Discount Note,
8/20/2007-10/29/2007, Federal National Mortgage Assn. 0.000%-6.625%, 11/15/2007-
10/8/2027, and Federal National Mortgage Assn. Discount Note, 6/15/2007-10/17/2007)	5.300%	6/1/2007	1,976,000	1,976,000
Goldman, Sachs&Co.
(Dated 5/31/2007, Repurchase Value $ 371,055,000,
collateralized by Federal Home Loan Bank 2.625%-7.375%, 6/8/2007-6/11/2021, Federal
Home Loan Bank Discount Note, 6/1/2007-11/9/2007, Federal Home Loan Mortgage Corp.
0.000%-6.000%, 9/5/2007-3/15/2031, Federal Home Loan Mortgage Corp. Discount Note,
6/11/2007-3/3/2008, Federal National Mortgage Assn. 3.250%-8.200%, 8/10/2007-
3/10/2016, and Federal National Mortgage Assn. Discount Note, 7/13/2007-2/1/2008)	5.300%	6/1/2007	371,000	371,000
Greenwich Capital Markets, Inc.
(Dated 5/31/2007, Repurchase Value $ 500,074,000,
collateralized by Federal Home Loan Bank Discount Note, 6/22/2007 and Federal
National Mortgage Assn. Discount Note, 8/1/2007-8/22/2007)	5.300%	6/1/2007	500,000	500,000
UBS Securities LLC
(Dated 5/31/2007, Repurchase Value $ 1,194,176,000,
collateralized by Federal Home Loan Mortgage Corp. 3.625%-7.000%,
11/16/2007-7/15/2032)	5.300%	6/1/2007	1,194,000	1,194,000

Total Repurchase Agreements
(Cost $7,676,101)				7,676,101

Total Investments (100.3%)
(Cost $28,226,553)				28,226,553

Other Assets and Liabilities--Net (-0.3%)				(95,018)

Net Assets (100%)				28,131,535

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2007, the aggregate value of these securities was $4,804,119,000, representing 17.1% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Municipal Cash Management Fund
Schedule of Investments
May 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (100.7%)

Alabama (0.3%)
1Univ. of Alabama General Rev. TOB VRDO	3.820%	6/7/2007 (1)	5,190	5,190

Arizona (3.1%)
1Arizona State Univ. COP TOB VRDO	3.830%	6/7/2007 (2)	5,425	5,425
1Arizona Transp. Board Highway Rev. TOB VRDO	3.830%	6/7/2007	23,175	23,175
1Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	3.830%	6/7/2007 (1)	13,440	13,440
Tempe AZ Transit Excise Tax Rev. VRDO	3.780%	6/7/2007	8,000	8,000

				50,040

California (0.8%)
California State Dept. of Water Resources Power Supply Rev. VRDO	3.800%	6/7/2007 (3)	12,900	12,900

Colorado (2.5%)
Colorado General Fund TRAN	4.500%	6/27/2007	10,000	10,005
Colorado Housing&Finance Auth. Single Family Mortgage Bonds VRDO	3.800%	6/7/2007	5,000	5,000
1Colorado State COP Univ. of Colorado Denver Health Science Center Fitzsimons Academic Fac. Project TOB VRDO	3.820%	6/7/2007 (1)	7,200	7,200
1Denver CO City&County Airport Rev. TOB VRDO	3.800%	6/7/2007 (3)	9,500	9,500
1Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.830%	6/7/2007 (2)	8,425	8,425

				40,130

District of Columbia (0.6%)
District of Columbia (National Geographic Society) VRDO	3.710%	6/7/2007	10,000	10,000

Florida (5.7%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.890%	6/1/2007 LOC	2,500	2,500
Broward County FL EDL Facs. Auth. Rev. VRDO	3.890%	6/1/2007 LOC	19,070	19,070
1Broward County FL School Board COP TOB VRDO	3.830%	6/7/2007 (4)	9,280	9,280
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.890%	6/1/2007 LOC	22,300	22,300
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	3.930%	6/1/2007 (4)	4,300	4,300
1Orange County FL School Board COP TOB VRDO	3.820%	6/7/2007 (3)	9,275	9,275
1Orange County FL School Board TOB VRDO	3.820%	6/7/2007 (3)	5,765	5,765
1Orange County FL School Board TOB VRDO	3.830%	6/7/2007 (3)	5,330	5,330
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.890%	6/1/2007 LOC	7,790	7,790
Sarasota FL Manatee Airport Auth. Rev. VRDO	3.890%	6/1/2007 LOC	5,000	5,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.950%	6/1/2007 (2)	1,800	1,800

				92,410

Georgia (4.9%)
1DeKalb County GA Water&Sewer Rev. TOB VRDO	3.820%	6/7/2007 (4)	33,805	33,805
1Georgia GO TOB VRDO	3.820%	6/7/2007	2,150	2,150
1Main Street Natural Gas Inc. Georgia Gas Project Rev. TOB VRDO	3.820%	6/7/2007	11,530	11,530
Private Colleges&Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.700%	6/7/2007	9,925	9,925
Private Colleges&Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.700%	6/7/2007	21,750	21,750

				79,160

Illinois (4.9%)
Chicago IL Board of Educ. VRDO	3.950%	6/1/2007 (11)	30,850	30,850
Cook County IL GO VRDO	3.800%	6/7/2007	4,000	4,000
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.840%	6/7/2007 LOC	4,700	4,700
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.760%	6/7/2007	8,000	8,000
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.760%	6/7/2007	9,800	9,800
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	3.780%	6/7/2007 (2)	5,200	5,200
1Illinois Regional Transp. Auth. Rev. TOB VRDO	3.820%	6/7/2007 (1)	6,470	6,470
1Illinois Regional Transp. Auth. Rev. TOB VRDO	3.820%	6/7/2007 (1)	5,200	5,200
Schaumburg IL GO VRDO	3.780%	6/7/2007	85	85
1Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.830%	6/7/2007 (1)	5,210	5,210

				79,515

Indiana (0.4%)
1Indiana Muni. Power Agency Rev. TOB VRDO	3.820%	6/7/2007 (2)	7,000	7,000

Kentucky (4.3%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	3.900%	6/1/2007 (1)	5,875	5,875
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.920%	6/1/2007	63,402	63,402

				69,277

Louisiana (1.7%)
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) VRDO	3.890%	6/1/2007 LOC	28,000	28,000

Maryland (0.7%)
1Maryland Dept. of Transp. TOB VRDO	3.830%	6/7/2007	11,100	11,100

Massachusetts (0.4%)
Massachusetts GO VRDO	3.900%	6/1/2007	6,600	6,600

Michigan (8.8%)
1Detroit MI City School Dist. TOB VRDO	3.830%	6/7/2007 (4)	5,555	5,555
1Detroit MI Sewer System Rev. TOB VRDO	3.820%	6/7/2007 (3)	21,205	21,205
1Detroit MI Sewer System Rev. TOB VRDO	3.820%	6/7/2007 (3)	10,590	10,590
Detroit MI Water Supply System VRDO	3.800%	6/7/2007 (3)	16,100	16,100
Michigan Building Auth. Rev. VRDO	3.820%	6/7/2007 LOC	13,945	13,945
Univ. of Michigan Hosp. Rev. VRDO	3.930%	6/1/2007	30,000	30,000
Univ. of Michigan Hosp. Rev. VRDO	3.730%	6/7/2007	30,000	30,000
Univ. of Michigan Univ. Rev. VRDO	3.760%	6/7/2007	14,950	14,950

				142,345

Mississippi (1.6%)
Mississippi Business Finance Corp. Rev. VRDO	3.880%	6/7/2007 LOC	15,000	15,000
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.770%	6/7/2007 (3)	4,635	4,635
Mississippi GO VRDO	3.750%	6/7/2007	6,715	6,715

				26,350

Missouri (1.5%)
1Jackson County MO Special Obligation Rev. TOB VRDO	3.820%	6/7/2007 (2)	10,420	10,420
Missouri Health&Educ. Fac. Auth. (Washington Univ.) VRDO	3.880%	6/1/2007	6,600	6,600
Missouri Health&Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.880%	6/1/2007	7,440	7,440

				24,460

Nevada (1.2%)
1Clark County NV School Dist. GO TOB VRDO	3.820%	6/7/2007 (4)	4,640	4,640
1Clark County NV School Dist. GO TOB VRDO	3.830%	6/7/2007 (1)	12,075	12,075
Las Vegas Valley Water Dist. Nevada GO Water Improvement&Refunding VRDO	3.900%	6/1/2007	3,000	3,000

				19,715

New Jersey (2.5%)
New Jersey TRAN	4.500%	6/22/2007	40,000	40,018

New York (2.3%)
Long Island NY Power Auth. Electric System Rev. VRDO	3.880%	6/1/2007 LOC	5,300	5,300
Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/25/2007 LOC	20,000	20,000
New York City NY Muni. Water Finance Auth. Water&Sewer System Rev. VRDO	3.880%	6/1/2007	8,400	8,400
New York City NY Transitional Finance Auth. Rev. VRDO	3.830%	6/1/2007	2,800	2,800

				36,500

North Carolina (2.4%)
1North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.820%	6/7/2007	10,600	10,600
1North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) TOB VRDO	3.820%	6/7/2007	15,205	15,205
1North Carolina Muni. Power Agency Rev. TOB VRDO	3.820%	6/7/2007 (2)	13,270	13,270

				39,075

Ohio (6.1%)
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	3.770%	6/7/2007	10,300	10,300
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	3.790%	6/7/2007 LOC	3,735	3,735
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	3.740%	6/7/2007 (2)	7,895	7,895
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	3.730%	6/7/2007 (1)	4,000	4,000
1Northeast Ohio Regional Sewer District TOB VRDO	3.830%	6/7/2007 (1)	9,790	9,790
Ohio Common Schools GO VRDO	3.750%	6/7/2007	13,000	13,000
Ohio GO VRDO	3.800%	6/7/2007	3,350	3,350
Ohio State Univ. General Receipts Rev. VRDO	3.830%	6/7/2007	3,725	3,725
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.900%	6/1/2007 LOC	9,225	9,225
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.790%	6/7/2007 LOC	12,000	12,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.800%	6/7/2007 (1)	5,840	5,840
Ross County OH Hosp. Fac. Rev. (Adena Health System) VRDO	3.740%	6/1/2007 (11)	5,600	5,600
Univ. of Cincinnati OH General Receipts VRDO	3.790%	6/7/2007 (2)	9,765	9,765

				98,225

Oklahoma (0.1%)
Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	3.950%	6/1/2007 (11)	1,085	1,085

Oregon (0.9%)
Oregon State Var-Veterans Welfare VRDO	3.890%	6/1/2007	4,045	4,045
1Washington Clackamas&Yamhill County OR School Dist. TOB VRDO	3.820%	6/7/2007 (1)	10,045	10,045

				14,090

Pennsylvania (6.5%)
1Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System, Inc. Project) TOB VRDO	3.810%	6/7/2007 (1)	15,220	15,220
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.870%	6/1/2007	5,950	5,950
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.750%	6/7/2007	47,795	47,795
Lancaster County PA GO VRDO	3.770%	6/7/2007 (4)	15,930	15,930
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	20,000	20,011

				104,906

Rhode Island (1.6%)
Rhode Island Health&Educ. Building Corp. Rev. (Brown Univ.) VRDO	3.760%	6/7/2007	25,000	25,000

South Carolina (1.1%)
1Greenville County SC School Dist. TOB VRDO	3.830%	6/7/2007	6,000	6,000
1South Carolina Public Service Auth. Rev. TOB VRDO	3.810%	6/7/2007 (1)	3,290	3,290
1South Carolina Public Service Auth. Rev. TOB VRDO	3.820%	6/7/2007 (2)	9,045	9,045

				18,335

Tennessee (11.4%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.900%	6/1/2007 LOC	20,800	20,800
Clarksville TN Public Building Auth. Rev. VRDO	3.900%	6/1/2007 LOC	5,000	5,000
Knox County TN Ind. Dev. Board (Cherokee Health System Project) VRDO	3.780%	6/7/2007 LOC	13,110	13,110
1Knoxville TN Waste Water System Rev. TOB VRDO	3.820%	6/7/2007 (1)	5,490	5,490
1Memphis TN Electric System Rev. TOB VRDO	3.840%	6/7/2007 (4)	30,095	30,095
Metro. Govt. of Nashville&Davidson County TN Health&Educ. Fac. (Vanderbilt Univ.) VRDO	3.750%	6/7/2007	20,990	20,990
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.900%	6/1/2007 LOC	19,350	19,350
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.910%	6/1/2007	3,600	3,600
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.920%	6/1/2007 (2)	14,600	14,600
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.920%	6/1/2007 (10)	26,300	26,300
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.920%	6/1/2007 (2)	5,000	5,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.790%	6/7/2007 (2)	9,500	9,500
Sevierville TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.900%	6/1/2007 (10)	10,000	10,000

				183,835

Texas (20.8%)
1Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.820%	6/7/2007	17,490	17,490
1Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.820%	6/7/2007	5,985	5,985
1Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.830%	6/7/2007	5,230	5,230
1Dallas TX Area Rapid Transit TOB VRDO	3.820%	6/7/2007 (2)	7,540	7,540
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	3.930%	6/1/2007	42,000	42,000
1Harris County TX GO TOB PUT	3.830%	7/12/2007	29,600	29,600
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.860%	6/1/2007	62,200	62,200
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.860%	6/1/2007	49,140	49,140
Harris County TX Health Fac. Dev. Corp. VRDO	3.910%	6/1/2007 (1)	6,200	6,200
1Houston TX Util. System Rev. TOB VRDO	3.820%	6/7/2007 (1)	4,995	4,995
1Katy TX Independent School Dist. GO TOB VRDO	3.820%	6/7/2007	5,790	5,790
1Keller TX Independent School Dist. GO TOB VRDO	3.820%	6/7/2007	6,825	6,825
1Pearland TX Independent School Dist. GO TOB VRDO	3.830%	6/7/2007	13,950	13,950
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.750%	6/7/2007	20,000	20,000
1San Antonio TX Water Rev. TOB VRDO	3.820%	6/7/2007 (3)	6,200	6,200
1Texas GO TOB VRDO	3.830%	6/7/2007	6,805	6,805
1Texas State (Mobility Fund) TOB VRDO	3.840%	6/7/2007	11,955	11,955
1Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.820%	6/7/2007	14,430	14,430
1Waco TX Health Facs. Dev. Corp. TOB VRDO	3.820%	6/7/2007 (1)	10,000	10,000
West Side Calhoun County TX Dev. (British Petroleum) VRDO	3.880%	6/1/2007	10,900	10,900

				337,235

Utah (1.2%)
Salt Lake County UT PCR (British Petroleum) VRDO	3.870%	6/1/2007	8,600	8,600
1Utah GO TOB VRDO	3.820%	6/7/2007	11,295	11,295

				19,895

Virginia (0.2%)
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	3.930%	6/1/2007	3,965	3,965

Washington (0.2%)
1King County WA Sewer Rev. TOB VRDO	3.830%	6/7/2007 (4)	3,805	3,805

Total Municipal Bonds
(Cost $1,630,161)				1,630,161

Other Assets and Liabilities - Net (-0.7%)				(11,857)

Net Assets (100%)				1,618,304

1	Security exempt from registration under Rule 144A of the Securities Act of1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31,2007, the aggregate value of these securities was $538,900,000, representing 33.3% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.